Segment Reporting - Geographical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Geographical
Revenue	$ 653.2	$ 675.0
Royalty, stream and working interests	4,555.6	3,939.2
Investments	169.7	203.1
Oil and gas well equipment	10.2	12.7
Peru
Geographical
Revenue	148.6	153.1
Royalty, stream and working interests	886.2	953.2
Chile
Geographical
Revenue	70.5	105.2
Royalty, stream and working interests	504.0	533.4
Panama
Geographical
Royalty, stream and working interests	1,364.9	734.4
Other Latin America other than Peru and Chile
Geographical
Revenue	49.2	67.7
Other Latin America other than Peru, Chile and Panama
Geographical
Royalty, stream and working interests	52.6	59.0
United States
Geographical
Revenue	137.2	100.2
Royalty, stream and working interests	931.1	622.5
Canada
Geographical
Revenue	122.6	125.5
Royalty, stream and working interests	503.9	666.7
Investments	169.7	203.1
Oil and gas well equipment	10.2	12.7
Rest of World
Geographical
Revenue	125.1	123.3
Royalty, stream and working interests	$ 312.9	$ 370.0